Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 62,567	$ 82,342
Payroll and related accruals	49,563	44,421
Deferred revenue	27,296	23,793
Accrued royalties	17,600	25,659
Fair value of derivative instruments	12,911	2,492
Accrued earn-outs and milestone payments	9,806	17,470
Accrued interest on long-term debt	7,008	7,383
Preacquisition contingencies assumed in acquisition	5,493	6,203
Current portion of capital lease obligations	4,203	4,006
Total accrued and other liabilities	$ 196,447	$ 213,769